Balance Sheets (Parenthetical) - $ / shares	Dec. 31, 2019	Dec. 31, 2018
Statement of financial position [abstract]
Ordinary shares, par value	$ 0.0000001	$ 0.0000001
Ordinary shares, authorized	600,000,000	600,000,000
Ordinary shares, issued	402,351,657	402,351,657
Ordinary shares, outstanding	261,419,599	261,419,599